Equity based compensation	12 Months Ended
Dec. 31, 2022
Equity based compensation
Equity based compensation

15. Equity based compensation

The following table summarizes the number of awards outstanding under the LTIP:

Number of LTIP and Five Year Compensation Awards (‘000s)	2022	2021
Opening balance	6,405	6,244
Granted	1,108	2,745
Vested	(1,733)	(1,520)
Forfeited	(277)	(1,064)
Closing balance	5,503	6,405

For the year ended December 31, 2022, the awards had a weighted average grant date fair value of $25.60 (2021 - $9.53). Equity based compensation expense for the awards is calculated based on the number of awards outstanding multiplied by the estimated performance factor that will be realized upon vesting (2022 – 1.0; 2021 – 1.1) adjusted by an estimated annual forfeiture rate (2022 – 3.8%; 2021 – 4.2%). Equity based compensation expense of $29.2 million was recorded during the year ended December 31, 2022 (2021 - $31.3 million) relating to the awards.

As at December 31, 2022, there were 392,757 DSUs outstanding with a weighted average grant date fair value of $12.89. In 2022, there were 56,262 DSU grants with a weighted average grant date fair value of $26.70. Equity based compensation expense of $1.5 million was recorded during the year ended December 31, 2022 (2021 - $1.9 million) relating to the DSUs.